Non-controlling interests - NCI components (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 8,783		€ 8,987	€ 9,384
Profit/(loss) attributable to non-controlling interests	1,063		1,601	1,505
Non-controlling interests	9,846		10,588	10,889
Santander Bank Polska
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,676		1,597	1,538
Profit/(loss) attributable to non-controlling interests	81		162	173
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,622		1,569	1,409
Profit/(loss) attributable to non-controlling interests	255		266	232
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,218		1,101	1,085
Profit/(loss) attributable to non-controlling interests	198		283	279
Banco Santander (Brasil) S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,014		1,167	1,114
Profit/(loss) attributable to non-controlling interests	233		373	292
Santander Consumer USA Holdings, Inc.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	986		1,565	1,652
Profit/(loss) attributable to non-controlling interests	201		230	218
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	461		333	1,093
Profit/(loss) attributable to non-controlling interests	61		195	216
Other Companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,806		1,655	1,493
Profit/(loss) attributable to non-controlling interests	34		92	95
Santander UK plc
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 1,275		€ 1,346	€ 1,280
Issue of convertible instruments | £		£ 2,250
Banco Santander, S.A.
Non-controlling interests
Issue of convertible instruments | £		£ 1,100